Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

Tax benefit at the Federal statutory rate	21.0%
State tax, net of Federal benefit	6.6%
Permanent differences	9.5%
Change in valuation allowance	(37.1)%
Effective income tax rate	0%

Deferred tax assets

	December 31,
	2020	2019
Deferred taxes assets:
Net operating loss carryforward	$526,000	$200,000
Stock compensation expense	166,000	13,000
R&D Credit	64,000	—

Total deferred tax assets	756,000	213,000
Valuation allowance	(756,000)	(213,000)

Deferred tax asset, net of valuation allowance	$—	$—